Selling and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
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Details of Selling and Administrative Expenses
Details of selling and administrative expenses for the years ended December 31, 2017, 2018, and 2019 are as follows:

(In millions of won)
	2017		2018	2019
Salaries(*1)	~~W~~	327,288	500,610	514,736
Expenses related to defined benefit plans(*2)		27,401	30,724	29,018
Other employee benefits		94,740	90,348	77,690
Shipping		214,866	200,434	162,509
Fees and commissions		197,070	221,050	219,784
Depreciation		138,711	174,575	225,909
Taxes and dues		46,317	65,621	49,826
Advertising		236,440	112,400	193,436
Warranty		251,131	234,928	418,942
Rent		26,711	26,691	2,887
Insurance		12,459	11,584	11,386
Travel		27,879	24,659	23,594
Training		16,311	13,309	12,215
Others		73,181	65,343	63,799

	~~W~~	1,690,505	1,772,276	2,005,731

(*1)	Expenses recognized in relation to employee termination benefits for the years ended December 31, 2018 and 2019 amount to  ~~W~~  184,941 million and  ~~W~~  218,826 million, respectively.
(*2)	Expenses recognized in relation to employee defined contribution plan for the years ended December 31, 2018 and 2019 amount to  ~~W~~  111 million and  ~~W~~  58 million, respectively.